Basic and Diluted Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Basic and Diluted Net Income (Loss) Per Share	Basic and Diluted Net Income (Loss) Per Share
The following table sets forth the computation of basic and diluted net income (loss) per share attributable to common stockholders, which excludes Sponsor Vesting Shares which are legally outstanding, but subject to return to the Company. Basic net income (loss) per share is computed by dividing net income (loss) for the period by the weighted-average number of common shares outstanding during the period. Diluted net income (loss) per share is computed by dividing net income (loss) for the period by the weighted-average number of common shares outstanding during the period, plus the dilutive effect of the stock options, RSU awards and convertible preferred stock warrants, as applicable pursuant to the treasury stock method, and the convertible notes, as applicable pursuant to the if-converted method. The following table sets forth the computation of basic and diluted net income (loss) per share:

(In thousands, except for share and per share amounts)	Year Ended December 31,
	2021	2020
Numerator:
Net income (loss) attributable to common stockholders—Basic	$42,090	$(30,302)

Net income (loss) attributable to common stockholders—Diluted	$42,090	$(30,302)
Denominator:
Weighted-average common shares outstanding—Basic (1)	101,221,781	62,544,933
Stock options	4,954,919	—
RSU awards	61,054	—
Weighted-average common shares outstanding—Diluted (1)	106,237,754	62,544,933
Net income (loss per share)—Basic	$0.42	$(0.48)
Net income (loss per share)—Diluted	$0.40	$(0.48)
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(1)Excludes weighted-average Sponsor Vesting Shares subject to return of 2,342,466 and — shares for the year ended December 31, 2021 and December 31, 2020, respectively.
Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity. As of December 31, 2021, options for 1,481,531 shares of common stock, performance awards for 2,137,500 shares of common stock, earnout shares for 25,000,000 shares of common stock, and Sponsor Vesting Shares for 4,500,000 shares of common stock were excluded from the table below because they are subject to market or performance conditions that were not achieved as of December 31, 2021.
The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net income (loss) per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2021	2020
Options to purchase common stock	—	8,222,710
Warrants to purchase common stock	35,476,667	—
Warrants to purchase redeemable convertible preferred stock, as-converted	2,678,320	5,554,470